Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1MEM (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-1MEM (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 20 September 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes evidencing a portion of a fixed rate, interest-only loan (the “Trust A Loan” and “Trust B Loan,” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”),
c.	The Companion Loans will not be assets of the Issuing Entity,
d.	The Companion Loans and Trust A Loan are pari passu in right of payment, and the Trust B Loan is subordinate in right of payment to the Companion Loans and Trust A Loan and
e.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the borrower’s fee interest in an office building located at One Memorial Drive, Cambridge, Massachusetts (the “Property”).

For the purpose of the procedures described in this report:

a.	The Trust Loan is comprised of certain A-Notes (the “Trust A-Notes”) and all B-Notes (the “Trust B-Notes”) and
b.	The Companion Loans are comprised of certain A-Notes (the “Companion A-Notes”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Companion Loans and Property as of 5 October 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Companion Loans and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term of the Mortgage Loan,
b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”),
c.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Maturity Balance”),
d.	Use the “Original In-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust A Loan as of the Reference Date (the “Cut-off Date In-Trust A Mortgage Balance”) and
ii.	Principal balance of the Trust A Loan as of the “Maturity Date” of the Mortgage Loan (the “In-Trust A Maturity Balance”),
e.	Use the “Original Non-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans as of the Reference Date (the “Cut-off Date Non-Trust A Mortgage Balance”) and
ii.	Principal balance of the Companion Loans as of the “Maturity Date” of the Mortgage Loan (the “Non-Trust A Maturity Balance”) and
f.	Use the “Original In-Trust B Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust B Loan as of the Reference Date (the “Cut-off Date In-Trust B Mortgage Balance”) and
ii.	Principal balance of the Trust B Loan as of the “Maturity Date” of the Mortgage Loan (the “In-Trust B Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Annual Debt Service and
ii.	Whole Loan Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

8. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service” of the Mortgage Loan as the product of, rounded to two decimal places:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Whole Loan Annual Debt Service” of the Mortgage Loan.

9.	Using the:
a.	Underwritten In-Place NOI,
b.	Underwritten In-Place NCF,
c.	Whole Loan Cut-off Date Balance,
d.	Whole Loan Maturity Balance,
e.	Whole Loan Annual Debt Service,
f.	Appraisal Value and
g.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan Underwritten NOI DSCR,
ii.	Whole Loan Underwritten NCF DSCR,
iii.	Whole Loan Underwritten NOI DY,
iv.	Whole Loan Underwritten NCF DY,
v.	Whole Loan Cut-Off Date LTV,
vi.	Whole Loan Maturity Date LTV and
vii.	Cut-off Date Whole Loan Balance Per Square Foot

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 5
10.	Using the:
a.	Units,
b.	SF1 and
c.	SF2,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1 and
ii.	Space Pct 2

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

11.	Using the:
a.	Primary Servicer and
b.	Master Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC FEE,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Total Admin Fee and
b.	Whole Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	15 September 2021

Cash Management Agreement	15 September 2021

Settlement Statement	15 September 2021

Non-Consolidation Opinion	15 September 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	14 September 2021

Engineering Report (see Note 1)	17 September 2021

Phase I Environmental Report	23 July 2021

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Insurance Certificates	13 September 2021

Pro Forma Title Policy	15 September 2021

Management Agreement	15 September 2021

Lease Agreements	Various

Lease Abstracts	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 4

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Class	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Property Manager	Loan Agreement

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
As-Is Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Value (see Note 2)	Appraisal Report
Date of Appraisal Value (see Note 2)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 4

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expense Total	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expense Total	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
Underwritten In-Place Economic Occupancy	Underwriter’s Summary Report
Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense Total	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place Replacement Reserves	Underwriter’s Summary Report
Underwritten In-Place TI/LC	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Loan Agreement
Monthly Tax Reserve	Loan Agreement
Tax Reserve Cap	Loan Agreement
Initial Insurance Reserve	Loan Agreement
Monthly Insurance Reserve	Loan Agreement
Insurance Reserve Cap	Loan Agreement
Upfront Required Repairs	Loan Agreement
Initial Replacement Reserves	Loan Agreement
Monthly Replacement Reserves	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Initial Rollover Reserve	Loan Agreement
Monthly Rollover Reserve	Loan Agreement
Rollover Reserve Cap	Loan Agreement
Initial Free Rent Reserve	Loan Agreement
Monthly Free Rent Reserve	Loan Agreement
Monthly Free Rent Reserve Cap	Loan Agreement
Other Reserve Type	Loan Agreement

Exhibit 2 to Attachment A Page 3 of 4

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve Initial Deposit	Loan Agreement
Other Reserve Monthly Deposit	Loan Agreement
Other Reserve Cap	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Origination Date	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Final Maturity Date	Loan Agreement
Payment Grace Period (Default)	Loan Agreement
Payment Grace Period	Loan Agreement
Maturity Payment Grace Period (Default)	Loan Agreement
Amortization Type	Loan Agreement
Rate Type	Loan Agreement
Whole Loan Interest Rate	Loan Agreement
Accrual Basis	Loan Agreement
Payment Date	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Prepayment String (see Note 5)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement
Springing Conditions	Loan Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Assumption Fee	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Future Debt Permitted?	Loan Agreement
Whole Loan Original Balance	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Loan Purpose	Settlement Statement
Ownership Interest	Pro Forma Title Policy

Exhibit 2 to Attachment A Page 4 of 4

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the value and date associated with the “Appraisal Value Type,” as shown on the Preliminary Data File, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and show the lease expiration date related to the largest space, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	The loan agreement Source Document contains the following defined term:

“Permitted Prepayment Date” shall mean the Business Date after the second anniversary of the first Payment Date

For the purpose of comparing the ”Prepayment String” characteristic, the Depositor instructed us to assume that the first “Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the loan agreement Source Document.

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Property No.
Property Name
Property Count
Appraisal Value Type
Sponsor
Guarantor
Original In-Trust A Mortgage Balance
Original Non-Trust A Mortgage Balance
Original In-Trust B Mortgage Balance
Environmental Insurance
Seismic Zone
Seismic PML %
Maturity Payment Grace Period
Future Debt Description
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
ARD Step up (%)
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC FEE

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.